Interest-bearing loans and borrowings - Schedule of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings, Excluding Government Loans And Research Project Financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	$ 7,723	$ 9,518	$ 20,332
Total non-current portion	46,658	46,454	40,641
Convertible debt
Disclosure of detailed information about borrowings [line items]
Convertible debt	43,455	36,373	26,074
Venture debt
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	0	0	6,104
Non-current portion of other non-current borrowings	0	0	2,172
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	7,723	9,518	14,228
Convertible debt embedded derivative
Disclosure of detailed information about borrowings [line items]
Convertible debt	$ 3,203	$ 10,081	$ 12,395